Notes Payable (Details Narrative) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended
	Sep. 19, 2011	Apr. 27, 2007	Sep. 15, 2008 Traunches	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Apr. 30, 2008	Sep. 19, 2011 New Notes Payable [Member]	Dec. 31, 2013 New Notes Payable [Member]	Dec. 31, 2012 New Notes Payable [Member]	Apr. 30, 2008 Unsecured Promissory Notes Payable [Member]	Apr. 30, 2008 Warrant One [Member]	Apr. 30, 2008 Warrant Two [Member]	Apr. 30, 2008 Warrant Three [Member]	Dec. 31, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]
Notes payable, amount	$ 105,797	$ 250,000		$ 921,723	$ 954,154			$ 250,000	$ 181,723	$ 214,154
Notes payable, short term				774,089	772,431										740,000	740,000
Notes payable, long term				147,634	181,723				147,634	181,723
Notes payable, principal	105,652
Notes payable, interest	145								0	0
Note payable bearing interest percentage		5.00%									8.00%
Notes payable, commencing date		Jun. 01, 2007						Nov. 01, 2011
Notes payable, maturity date		May 01, 2014						Oct. 01, 2018
Notes payable, payment term		84 payments						84 payments
Notes payable, periodic payment		3,533						3,533
Additional proceeds received	144,203
Ownership percentage				100.00%	100.00%
Interest expense recognized on new note payable				94,539	97,329				9,971	10,529					82,531	82,757
Received from Aquamobile aggregate proceeds						740,000
Loan, aggregate amount			1,000,000
Number of traunches			4
Trademarks and services, value							400,000
Unsecured promissory notes payable, period											6 months
Warrants to purchase common shares												20,000	6,260	8,740
Exercise price of warrants												$ 40	$ 40	$ 40
Warrants, expiration date												Oct. 29, 2008	Jun. 16, 2013	Sep. 15, 2013
Notes payable, late fee, percentage				5.00%
Notes payable, default interest rate							11.00%
Notes payable, accrued interest				$ 483,154	$ 400,623